Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	$ 13,248	$ 6,208
5% increase effect on net income (loss) and equity	6,940	3,252
5% decrease effect on net income (loss) and equity	(6,940)	(3,252)
10% decrease effect on net income (loss) and equity	(13,248)	(6,208)
CPI linked [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	(43,536)	(37,952)
5% increase effect on net income (loss) and equity	(22,804)	(19,880)
5% decrease effect on net income (loss) and equity	22,804	19,880
10% decrease effect on net income (loss) and equity	43,536	37,952
Dollar/other [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	(2,559)	(44,447)
5% increase effect on net income (loss) and equity	(1,269)	(21,044)
5% decrease effect on net income (loss) and equity	1,269	19,037
10% decrease effect on net income (loss) and equity	$ 2,559	$ 36,332